Trade and other receivables - Summary of movements in loss allowance (Details) - Trade receivables - Loss allowance - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
At start of year	£ 119	£ 118
Charge for the year	17	8
Trade receivables written off	(13)	(3)
Exchange translation differences	(1)	(4)
At end of year	£ 122	£ 119